Shareholders' equity	12 Months Ended
Dec. 31, 2012
Shareholders' equity [Abstract]
Shareholders' equity

26. Shareholders’ equity

Share capital

ASML’s authorized share capital amounts to EUR 126,000,000 and is divided into:

•	700,000,000 cumulative preference shares with a nominal value of EUR 0.09 each;
•	699,999,000 ordinary shares with a nominal value of EUR 0.09 each; and
•	9,000 ordinary shares B with a nominal value of EUR 0.01 each.

Per December 31, 2012, 419,852,467 ordinary shares with a nominal value of EUR 0.09 each were issued and fully paid in, of which 12,687,246 ordinary shares are held by us in treasury. No ordinary shares B and no cumulative preference shares are issued. 96,566,077 depositary receipts for ordinary shares are issued with our cooperation.

Our Board of Management has the power to issue ordinary shares and cumulative preference shares insofar as the Board of Management has been authorized to do so by the General Meeting of Shareholders (either by means of a resolution or by an amendment to our Articles of Association). The Board of Management requires approval of the Supervisory Board for such an issue. The authorization by the General Meeting can only be granted for a certain period not exceeding five years and may be extended for no longer than five years on each occasion. In case the General Meeting of Shareholders has not authorized the Board of Management to issue shares, the General Meeting of Shareholders shall have the power to issue shares upon the proposal of the Board of Management, provided that the Supervisory Board has approved such proposal.

Shares issued in Customer Co-Investment Program

On September 12, 2012, we issued 62,977,877 ordinary shares to Stichting Administratiekantoor MAKTSJAB (“Intel Stichting”) and 12,595,575 ordinary shares to Stichting Administratiekantoor Samsung and on October 31, 2012, ASML issued 20,992,625 ordinary shares to Stichting Administratiekantoor TSMC with respect to the Customer Co-Investment Program. We received an amount of EUR 3,853.9 million in relation to the shares issued under the Customer Co-Investment Program. For further details on our Customer Co-Investment Program see Note 28.

Synthetic Share Buyback

At the Extraordinary General Meeting of Shareholders (“EGM”) held on September 7, 2012, several changes in the Articles of Association of ASML were adopted, in connection with the Synthetic Share Buyback effectuated in connection with the Customer Co-Investment Program. Consequently, on November 24, 2012 the Articles of Association were amended as follows. Upon the first amendment the ordinary shares to be held for the benefit of the participants to the Customer Co-Investment Program were converted into ordinary shares M and all other ordinary shares were converted into ordinary shares A. Upon the second amendment the par value per ordinary share A was increased from EUR 0.09 to EUR 9.24 at the expense of the share premium reserve. Upon the third amendment, the nominal value per ordinary share A was reduced to an amount of EUR 0.06, by decreasing the nominal value per ordinary share A by an amount of EUR 9.18, which resulted in a repayment of the same amount per share to holders of ordinary shares into which the ordinary shares A were converted. The fourth amendment provided for the consolidation of the ordinary shares A through the exchange of each 100 ordinary shares for 77 ordinary shares, resulting in an increase of the nominal value per ordinary share from EUR 0.06 to EUR 0.09, whereby the aggregate difference is booked at the expense of the share premium reserve. The fifth and last amendment provided for the deletion of the share class M for participants to the Customer Co-Investment Program and the share class A for the other shareholders. The ordinary shares M and A were converted thereafter into ordinary shares without a specific letter mark attached to it.

These amendments in substance constitute a Synthetic Share Buyback in which we effectively repurchased 93,411,216 shares at an average price of EUR 39.91 for a total amount of EUR 3,728.3 million. The difference of EUR 125.6 million between the capital repayment of EUR 3,728.3 million and the net proceeds from issuance of shares of EUR 3,853.9 million relates to the capital repayment on ASML’s treasury shares which was also part of the Synthetic Share Buyback.

Ordinary shares

Each ordinary share consists of 900 fractional shares. Fractional shares entitle the holder thereof to a fractional dividend but do not entitle the holder thereof to voting rights. Only those persons who hold shares directly in the share register in the Netherlands, held by us at our address at 5504 DR Veldhoven, de Run 6501, the Netherlands, or in the New York share register, held by JP Morgan Chase Bank, N.A., P.O. Box 64506, St. Paul, MN 55164-0506, United States, can hold fractional shares. Persons who hold ordinary shares through the deposit system under the Dutch Securities Bank Giro Transactions Act (Wet giraal effectenverkeer; the “Giro Act”) maintained by the Dutch central securities depository (Nederlands Centraal Insituut voor Giraal Effectenverkeer B.V., “Euroclear Nederland”) or through the Depositary Trust Company (“DTC”) cannot hold fractional shares. An ordinary share entitles the holder thereof to cast nine votes in the General Meeting of Shareholders. At our EGM held on September 7, 2012, the Board of Management was authorized from September 7, 2012 through October 25, 2013, subject to the approval of the Supervisory Board, to issue shares and/or rights thereto representing up to a maximum of 5.0 percent of our issued share capital at April 25, 2012, plus an additional 5.0 percent of our issued share capital at April 25, 2012 that may be issued in connection with mergers, acquisitions and/or (strategic) alliances.

Holders of ASML’s ordinary shares have a preemptive right of subscription, in proportion to the aggregate nominal amount of the ordinary shares held by them, to any issuance of ordinary shares for cash, which right may be restricted or excluded. Ordinary shareholders have no pro rata preemptive right of subscription to any ordinary shares issued for consideration other than cash or ordinary shares issued to employees. If authorized for this purpose by the General Meeting of Shareholders (either by means of a resolution or by an amendment to our Articles of Association), the Board of Management has the power subject to approval of the Supervisory Board, to restrict or exclude the preemptive rights of holders of ordinary shares. At our EGM held on September 7, 2012, the Board of Management was authorized from September 7, 2012 through October 25, 2013, subject to approval of the Supervisory Board, to restrict or exclude preemptive rights of holders of ordinary shares up to a maximum of 10.0 percent of our issued share capital at April 25, 2012. With this authorization, the corresponding authorization granted at the AGM held on April 25, 2012, ceased to apply to the extent not already used.

We may repurchase our issued ordinary shares at any time, subject to compliance with the requirements of Dutch law and our Articles of Association. Any such repurchases are and remain subject to the approval of the Supervisory Board and the authorization of shareholders at ASML’s AGM, which authorization may not be for more than 18 months. At the AGM held on April 25, 2012, the Board of Management has been authorized, subject to Supervisory Board approval, to repurchase through October 25, 2013, up to a maximum of two times 10.0 percent of our issued share capital at April 25, 2012, at a price between the nominal value of the ordinary shares purchased and 110.0 percent of the market price of these securities on NYSE Euronext Amsterdam or NASDAQ. At our AGM to be held on April 24, 2013, we shall request the authorization for the Board of Management to repurchase and cancel shares for a period of 18 months as of the 2013 AGM, i.e. until October 24, 2014, all in conformity with the provisions of the law and our Articles of Association.

Ordinary shares B

As part of the most recent changes in our Articles of Association, adopted at the EGM held on September 7, 2012, the 9,000 ordinary shares B with a nominal value of EUR 0.01 were introduced. A person who holds (a multiple of) 100 fractional shares, may exchange those fractional shares for an ordinary share B. Every holder of an ordinary share B is entitled to one-ninth (1/9) of a dividend. Each ordinary share B entitles the holder thereof to cast one vote at the General Meeting.

Cumulative preference shares

In 1998, we granted to the preference share foundation, “Stichting Preferente Aandelen ASML” (the “Foundation”) an option to acquire cumulative preference shares in our capital (the “Preference Share Option”). This option was amended and extended in 2003 and 2007. A third amendment to the option agreement between the Foundation and ASML became effective on January 1, 2009, to clarify the procedure for the repurchase and cancellation of the preference shares when issued.

Per the amendment of our Articles of Association of May 6, 2011, the nominal value of the cumulative preference shares was increased to EUR 0.09. The number of cumulative preference shares included in the authorized share capital was decreased to 700,000,000. This was done to simplify the Articles of Association, and to give each share the right to cast one vote in the General Meeting of Shareholders.

The Foundation may exercise the preference share option in situations where, in the opinion of the Board of Directors of the Foundation, our interests, our business or the interests of our stakeholders are at stake. This may be the case if a public bid for our shares has been announced or has been made, or the justified expectation exists that such a bid will be made without any agreement having been reached in relation to such a bid with us. The same may apply if one shareholder, or more shareholders acting in concert, hold a substantial percentage of our issued ordinary shares without making an offer or if, in the opinion of the Board of Directors of the Foundation, the (attempted) exercise of the voting rights by one shareholder or more shareholders, acting in concert, is materially in conflict with our interests, our business or our stakeholders.

The objectives of the Foundation are to look after the interests of ASML and of the enterprises maintained by ASML and of the companies which are affiliated in a group with ASML, in such a way that the interests of ASML, of those enterprises and of all parties concerned are safeguarded in the best possible way, and influences in conflict with these interests which might affect the independence or the identity of ASML and those companies are deterred to the best of the Foundation’s ability, and everything related to the above or possibly conducive thereto. The Foundation seeks to realize its objects by the acquiring and holding of cumulative preference shares in the capital of ASML and by exercising the rights attached to these shares, particularly the voting rights attached to these shares.

The preference share option gives the Foundation the right to acquire a number of cumulative preference shares as the Foundation will require, provided that the aggregate nominal value of such number of cumulative preference shares shall not exceed the aggregate nominal value of the ordinary shares that have been issued at the time of exercise of the Preference Share Option for a subscription price equal to their nominal value. Only one-fourth of the subscription price is payable at the time of initial issuance of the cumulative preference shares, with the other three-fourths of the nominal value only being payable when we call up this amount. Exercise of the preference share option could effectively dilute the voting power of the outstanding ordinary shares by one-half.

Cancellation and repayment of the issued cumulative preference shares by us requires the authorization by the General Meeting of Shareholders of a proposal to do so by the Board of Management approved by the Supervisory Board. If the preference share option is exercised and as a result cumulative preference shares are issued, we, at the request of the Foundation, will initiate the repurchase or cancellation of all cumulative preference shares held by the Foundation. In that case we are obliged to effect the repurchase and cancellation respectively as soon as possible. A cancellation will have as a result a repayment of the amount paid and exemption from the obligation to pay up on the cumulative preference shares. A repurchase of the cumulative preference shares can only take place when such shares are fully paid up.

If the Foundation will not request us to repurchase or cancel all cumulative preference shares held by the Foundation within 20 months after issuance of these shares, we will be obliged to convene a General Meeting of Shareholders in order to decide on a repurchase or cancellation of these shares.

The Foundation is independent of ASML. The Board of Directors of the Foundation comprises four independent voting members from the Dutch business and academic communities. As of January 1, 2012, the members of the Board of Directors of the Foundation are: Mr. A. Baan, Mr. M.W. den Boogert, Mr. J.M. de Jong and Mr. A.H. Lundqvist.

Dividend proposal

As part of our financing policy, we aim to pay an annual dividend that will be stable or growing over time. Annually, the Board of Management will, upon prior approval from the Supervisory Board, submit a proposal to the AGM with respect to the amount of dividend to be declared with respect to the prior year. The dividend proposal in any given year will be subject to the availability of distributable profits or retained earnings and may be affected by, among other factors, the Board of Management’s views on our potential future liquidity requirements, including for investments in production capacity, the funding of our research and development programs and for acquisition opportunities that may arise from time to time; and by future changes in applicable income tax and corporate laws. Accordingly, it may be decided to propose not to pay a dividend or to pay a lower dividend with respect to any particular year in the future.

For 2012, a proposal to declare a dividend of EUR 0.53 per ordinary share of EUR 0.09 nominal value will be submitted to the AGM to be held on April 24, 2013.